bp
                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                             LOGO [GRAPHIC OMITTED]

                                 BOSTON PARTNERS
                                    LARGE CAP
                                   VALUE FUND

                                 BOSTON PARTNERS
                                     MID CAP
                                   VALUE FUND

                                 BOSTON PARTNERS
                                    BOND FUND

                               Semi-Annual Report
                                February 28, 1998

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                           PORTFOLIO MANAGER'S LETTER





March 15, 1998

Dear Shareholders:

     We are pleased to provide the report on the results of the Boston Partners Large Cap Value, Mid Cap Value and Bond Funds for the six month period, unless otherwise noted, ended February 28, 1998. Our objective in each letter will be to update you on the results of the Funds, the stock market, and the economy over the past period and to provide you with our insights as to what you may expect in the future.

PORTFOLIO REVIEW
LARGE CAP VALUE FUND

     At February 28, 1998, the Large Cap Value Fund's Institutional Shares and the Large Cap Value Fund's Investor Shares Net Asset Value performance was as follows:

                                             SIX MONTHS ENDING     ONE YEAR ENDED        SINCE INCEPTION* THROUGH
                                             FEBRUARY 28, 1998    FEBRUARY 28, 1998   FEBRUARY 28, 1998 (ANNUALIZED)
                                             -----------------    -----------------   ------------------------------
Large Cap Value Fund Institutional Shares            10.64%               29.82%                   31.92%
S&P500(1)                                            17.63%               35.00%                   37.15%
Large Cap Value Fund Investor Shares                 10.58%               29.62%                   30.71%
S&P 500(1)                                           17.63%               35.00%                   33.10%

   * Large Cap Value Fund Institutional Shares Inception Date - January 2, 1997
   * Large Cap ValueFund Investor Shares Inception Date - January 16, 1997
(1) The S&P 500 Index is an unmanaged Index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of the Standard and Poor's Corporation.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less that the original cost. More complete information about the Fund, including charges and expenses, is provided in the prospectus, which must precede or accompany this fact sheet and which should be read carefully before investing. You may obtain additional copies by calling BOSTON PARTNERS ASSET MANAGEMENT, L.P. AT 1-888-261-4073.

     For the record, the equities markets moved significantly higher for the six months ending February 28, 1998. What has been surprising to us is that these dramatic gains are coming on the heels of lower earnings expectations and rising interest rates. Most of the market support came from just a few sectors, namely finance and technology. This is not surprising as these sectors hold the largest weighting in the S&P 500 Index, and positive returns were displayed by over 90% of the companies in these two sectors. In addition, the fact that every sector posted a positive return affirms the broad based support for the market.

     The Boston Partners Large Cap Value Fund took advantage of continued earnings announcements to make some changes in the portfolio. Stocks that we sold recently due to price targets being reached were Gulfstream Aerospace, and Horace Mann Educators. Both securities were contributors to performance but our analyst felt that there was not enough up-side potential to warrant a continued hold. We also trimmed the positions in Partner Re and Ace insurance for similar reasons, but maintain exposure to both. On the buy side, we increased our exposure to the technology sector by initiating small positions in Western Digital and Quantum. Both of these companies are involved in the production and sale of disk drive units for the PC industry. Low inventory in the disk drive sector, combined with continued strength of the PC market bodes well for these two market leaders. Another addition to the portfolio is a one percent position in Aetna Insurance, a leader in managed health care. A rebound in earnings estimates combined with a share repurchase program are catalysts that we believe will drive the stock price higher. Reebok, a New England based shoe company, was also added this month due to positive balance sheet trends, low multiples versus its competitors and recent weakness in the stock price.

CURRENT OUTLOOK

     Despite the continued rally in the very large cap stocks (which don't pass our value muster) we will remain true to our value based investment philosophy. In the long run this discipline has proven very beneficial so we are confident in its application. Our stock selection process of looking for stocks that are selling at substantial discounts to the market in terms of price to earnings and price to book ratios, that have strong fundamentals and have a catalyst for change, will continue to be our focus over the coming months.

MID CAP VALUE FUND

     At February 28, 1998, the Mid Cap Value Fund's Institutional Shares and the Mid Cap Value Fund's Investor Shares Net Asset Value performance was as follows:

                                          SIX MONTHS ENDING          SINCE INCEPTION*
                                          FEBRUARY 28, 1998      THROUGH FEBRUARY 28, 1998
                                          -----------------      -------------------------
Mid Cap Value Fund Institutional Shares           14.78%                     26.39%
Mid Cap Value Fund Investor Shares                14.72%                     26.32%
Russell 2500                                      10.00%                     22.89%

   * Mid Cap Value Fund Institutional Shares and Mid Cap Value Investor Shares Inception Date - June 2, 1997

(1) The Russell 2500 Index is an unmanaged Index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of the Frank Russell Company.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less that the original cost. More complete information about the Fund, including charges and expenses, is provided in the prospectus, which must precede or accompany this fact sheet and which should be read carefully before investing. You may obtain additional copies by calling BOSTON PARTNERS ASSET MANAGEMENT, L.P. AT 1-888-261-4073.

     Although the large capitalization stocks have been stealing the limelight recently, the mid capitalization stocks joined in the equity rally, registering strong returns in the six months through February 28, 1998. The Boston Partners Mid Cap Value Fund is proud to report its doing a bit better.

     We took advantage of continued earnings announcements to make some changes in the Boston Partners Mid Cap Value Fund. Stocks that we sold recently due to price targets being reached were Horace Mann Educators and Ultramar Diamond Shamrock. Both securities were contributors to performance but we felt that there was not enough up-side potential to warrant a continued hold. We also trimmed the positions in Gulfstream Aerospace and America West for similar reasons, but maintain exposure to both. Chiquita Brands International Inc., the world's largest producer, processor, and distributor of America's favorite fruit-bananas, was sold due to continued disappointment and lack of positive business momentum. On the buy side, we increased our exposure to the utility sector by initiating a small position in Detroit Energy, a company which is currently experiencing a favorable regulatory environment and is inexpensive on a fundamental basis relative to its peer group. Long Island Bancorp is another new addition to the fund. Reasons for purchase include attractive fundamentals, strong deposit share in Long Island and imbedded, but unrealized, value in the balance sheet due to a favorable legal settlement. Another recent purchase was Sherwin Williams Co., known best for its paint products. Strong value fundamentals, recent price increases in paint products and a pickup in housing construction should benefit this company.

CURRENT OUTLOOK

     We continue to believe that by virtually any valuation measure, the market is expensive. Our focus remains finding stocks that are selling at substantial discounts to the market in terms of price to earnings and price to book ratios, that have strong fundamentals and have a catalyst for change. Additionally, we believe avoiding earnings disappointments is critical; the market extracts a huge penalty on stocks for even the slightest quarterly earning shortfall. Lastly, we believe the continued high volume of merger/acquisition activity should help our portfolio returns. Corporate buyers share the same objective as Boston Partners: Purchasing good companies that are undervalued in the marketplace.

BOND FUND

     At February 28, 1998, the Bond Fund's Institutional Shares and the Bond Fund's Investor Shares Net Asset Value performance was as follows:

                                                  SINCE INCEPTION*
                                              THROUGH FEBRUARY 27, 1998
                                              -------------------------
Bond Fund Institutional Shares                             1.54%
Bond Fund Investor Shares                                  1.48%
Lehman Aggregate Index                                     1.21%

* Bond Fund Institutional Shares and Bond Fund Investor Shares Inception Date - December 31, 1997

(1) The Lehman Aggregate Index is an unmanaged index (with no defined investment objective) containing fixed rate debt securities rated investment grade or higher by Moody's Investors Service, Standard & Poors Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. The Index is a registered trademark of the Lehman Brothers,Inc.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less that the original cost. More complete information about the Fund, including charges and expenses, is provided in the prospectus, which must precede or accompany this fact sheet and which should be read carefully before investing. You may obtain additional copies by calling BOSTON PARTNERS ASSET MANAGEMENT, L.P. AT 1-888-261-4073.

     The Boston Partners Bond Fund began operations on December 31, 1997. During the first two months of 1998, interest rates moved lower and produced positive returns. Interest rates moved sharply lower in early January before retreating and ending February about 0.10% lower than year end. Ten year Treasury Notes that began the year yielding 5.75%, finished February yielding 5.62%. Sectors that continued to perform well included mortgages and high yield. In an environment of fluctuating interest rates, it is often the case that a duration neutral, security selection style of management will outperform the benchmark.

     Our relative investment performance during the past two months for the Boston Partners Bond Fund was strong. Sectors that significantly added relative performance were mortgages, high yield, and convertible securities. The fund is particularly overweighted in mortgage pass-throughs. These high quality securities continue to offer excellent risk-reward characteristics.

     Within the fund, the common theme is to own improving corporate credits and mortgages with lower prepayment risk. Two corporate holdings were upgraded by the rating agencies: Tenet Healthcare and Northrup-Grumman. No credits were downgraded. As always, we maintained duration and yield curve neutrality.

CURRENT OUTLOOK

     We continue to view the bond market as offering selective values within each sector. The fund will continue to overweight mortgages, corporates, and high yield while underweighting Treasuries. Interest rates will fluctuate, but this will not sway our commitment to our duration neutral, security selection process. We continue to believe that divining the future direction of interest rates is a losers' game.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in
         Boston Partners Large Cap Value Institutional Class (1)(2) vs.
                              S&P 500 Stock Index

                                      CHART
                                [GRAPHIC OMITTED]

The plot points for the Large Cap Value Institutional Class were as follows:

                         Large Cap
                        Value Fund          S&P 500 Stock
                    Institutional Class         Index
1/2/97                    $10,000              $10,000
3/31/97                   $10,330              $10,268
6/30/97                   $11,920              $12,061
8/31/97                   $12,460              $12,291
11/30/97                  $12,810              $13,112
2/28/98                   $13,786              $14,458

------------------------------------------------------
Large Cap Value Fund -- Institutional Class    $13,786
S&P 500 Stock Index                            $14,458
------------------------------------------------------

------------------------------------------------------------
                        Total Returns
                                          Since Inception(3)
                                          -----------------
Large Cap Value Fund -- Institutional Class      37.86%
S&P 500 Stock Index                             44.58%
------------------------------------------------------------

---------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) Aggregate return for the period January 2, 1997 (commencement of operations) through February 28, 1998.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in Boston Partners Large Cap Value Investor Class (1)(2) vs. S&P 500 Stock Index

                                      CHART
                                [GRAPHIC OMITTED]

The plot points for the Large Cap Value Investor Class were as follows:

                         Large Cap
                        Value Fund          S&P 500 Stock
                      Investor Class            Index
01/16/97                  $10,000              $10,000
03/31/97                  $10,127              $9,876
06/30/97                  $11,676              $11,601
08/31/97                  $12,206              $11,823
11/30/97                  $12,549              $12,612
2/28/98                   $13,500              $13,907

-------------------------------------------------------
Large Cap Value Fund -- Investor Class          $13,500
S&P 500 Stock Index                             $13,907
-------------------------------------------------------

---------------------------------------------------------------
                       Total Returns
                                             Since Inception(3)
                                             ------------------
Large Cap Value Fund -- Investor Class             35.00%
S&P 500 Stock Index                                39.07%
---------------------------------------------------------------

---------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) Aggregate return for the period January 16, 1997 (commencement of operations) through February 28, 1998.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND

             Comparison of Change in Value of $10,000 investment in Boston Partners Mid Cap Value Institutional Class (1)(2) vs. Russell 2500 Index

                                      CHART
                                [GRAPHIC OMITTED]

The plot points for the Mid Cap Value Institutional Class were as follows:

                          Mid Cap
                        Value Fund          Russell 2500
                    Institutional Class         Index
6/2/97                    $10,000              $10000
8/31/97                   $11,010              $11,172
11/30/97                  $11,250              $11,420
2/28/98                   $12,639              $12,289

----------------------------------------------------
Mid Cap Value Fund -- Institutional Class    $12,639
Russell 2500 Index                           $12,289
----------------------------------------------------

---------------------------------------------------------------
                         Total Returns
                                             Since Inception(3)
                                             ------------------
Mid Cap Value Fund -- Institutional Class           26.39%
Russell 2500 Index                                  22.89%
---------------------------------------------------------------

---------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) Aggregate return for the period June 2, 1997 (commencement of operations) through February 28, 1998.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in Boston Partners Mid Cap Value Investor Class (1)(2) vs. Russell 2500 Index

                                      CHART
                                [GRAPHIC OMITTED]

The plot points for the Mid Cap Value Investor Class were as follows:

                          Mid Cap
                        Value Fund          Russell 2500
                      Investor Class            Index
6/2/97                    $10,000              $10,000
8/31/97                   $11,010              $11,172
11/30/97                  $11,240              $11,420
2/28/98                   $12,632              $12,289

----------------------------------------------
Mid Cap Value Fund -- Investor Class   $12,632
Russell 2500 Index                     $12,289
----------------------------------------------

---------------------------------------------------------------
                           Total Returns
                                             Since Inception(3)
                                             ------------------
Mid Cap Value Fund -- Investor Class                26.32%
Russell 2500 Index                                  22.89%
---------------------------------------------------------------

---------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) Aggregate return for the period June 2, 1997 (commencement of operations) through February 28, 1998.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
COMMON STOCK--97.3%
AEROSPACE/DEFENSE--4.3%
   Litton Industries, Inc.* ......................         13,880     $  864,030
   Northrop Grumman Corp. ........................          7,925      1,101,575
                                                                      ----------
                                                                       1,965,605
                                                                      ----------
AUTOMOBILE/TRUCK PARTS & EQUIPMENT--4.3%
   Dana Corp. ....................................          4,800        261,900
   Federal-Mogul Corp. ...........................          5,700        279,656
   Ford Motor Co. ................................         23,400      1,323,562
   Lear Corp.* ...................................          2,700        142,762
                                                                      ----------
                                                                       2,007,880
                                                                      ----------
BROKERAGE SERVICES--1.0%
   Morgan Stanley, Dean Witter,
     Discover and Co. ............................          6,300        439,031
                                                                      ----------
BUILDING PRODUCTS--0.7%
   Clayton Homes, Inc. ...........................         15,600        310,050
                                                                      ----------
BUSINESS SERVICES--0.9%
   Dun & Bradstreet Corp. ........................         11,765        394,127
                                                                      ----------
CHEMICALS--1.3%
   Agrium, Inc. ..................................         29,280        389,790
   Union Carbide Corp. ...........................          4,900        227,544
                                                                      ----------
                                                                         617,334
                                                                      ----------
COMPUTERS--4.3%
   Electronic Data Systems Corp. .................         10,200        446,887
   Quantum Corp.* ................................         11,600        291,450
   Seagate Technology, Inc.* .....................          9,500        230,969
   Wang Laboratories, Inc.* ......................         25,030        697,711
   Western Digital Corp.* ........................         17,300        315,725
                                                                      ----------
                                                                       1,982,742
                                                                      ----------
CONSUMER DURABLES--1.3%
   Whirlpool Corp. ...............................          8,900        594,631
                                                                      ----------
DIVERSIFIED--1.1%
   Canadian Pacific Ltd. .........................          9,360        267,345
   Fortune Brands, Inc. ..........................          6,130        243,284
                                                                      ----------
                                                                         510,629
                                                                      ----------
ELECTRIC UTILITIES--0.5%
   Niagara Mohawk Power Corp.* ...................         16,200        207,562
                                                                      ----------



                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
ELECTRONICS--0.5%
   Cirrus Logic Corp.* .........................             600      $    6,637
   Tektronix, Inc. .............................           5,100         227,587
                                                                      ----------
                                                                         234,224
                                                                      ----------
ENERGY--5.5%
   Calpine Corp.* ..............................           5,380          85,407
   DTE Energy Co. ..............................           8,700         319,725
   Entergy Corp. ...............................          30,920         894,747
   Illinova Corp. ..............................           9,960         276,390
   Public Service Co. of New Mexico ............          18,600         433,613
   Unicom Corp. ................................          16,200         519,413
                                                                      ----------
                                                                       2,529,295
                                                                      ----------
ENGINEERING & CONSTRUCTION--0.7%
   Fluor Corp. .................................           7,300         343,556
                                                                      ----------
FERTILIZERS--1.1%
   IMC Global, Inc. ............................          13,400         511,712
                                                                      ----------
FINANCIAL SERVICES--9.2%
   Ambac Financial Group, Inc. .................           8,056         428,982
   Fannie Mae ..................................          11,265         718,848
   H&R Block, Inc. .............................          15,795         743,352
   Lehman Brothers Holdings, Inc. ..............           9,100         573,869
   SLM Holding Corp. ...........................          43,300       1,788,831
                                                                      ----------
                                                                       4,253,882
                                                                      ----------
FOOD & BEVERAGE--1.2%
   Chiquita Brands International, Inc. .........          19,660         264,181
   Food Lion, Inc. Class A .....................          30,000         302,813
                                                                      ----------
                                                                         566,994
                                                                      ----------
HEALTH CARE--0.9%
   Columbia/HCA Healthcare Corp. ...............          15,500         420,438
                                                                      ----------
INSURANCE--17.2%
   Ace, Ltd. ...................................           6,065         599,677
   Aetna, Inc. .................................           4,200         366,975
   Allmerica Financial Corp. ...................          16,280       1,001,220
   Everest Reinsurance Holdings, Inc. ..........          15,600         575,250
   General Re Corp. ............................           2,700         575,100
   Hartford Financial Services
     Group, Inc. (The) .........................           9,530         936,323

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
INSURANCE--(CONTINUED)
   IPC Holdings, Ltd. ..........................           6,320      $  195,130
   Loews Corp. .................................          17,850       1,790,578
   Partner Re Ltd. .............................          12,875         627,656
   RenaissanceRe Holdings, Ltd. ................           7,700         333,988
   Travelers Group, Inc. .......................          13,870         773,253
   Western National Corp. ......................           5,530         171,430
                                                                      ----------
                                                                       7,946,580
                                                                      ----------
LUMBER & BUILDING SUPPLIES--1.3%
   Louisiana-Pacific Corp. .....................          28,400         623,025
                                                                      ----------
METALS & MINING--0.5%
   Trinity Industries, Inc. ....................           4,800         241,200
                                                                      ----------
OIL SERVICES--8.7%
   British Petroleum Co. plc ...................           7,677         634,792
   EEX Corp.* ..................................          16,698         142,977
   Elf Aquitaine SA ............................           9,870         564,441
   Mobil Corp. .................................           8,366         606,012
   Oryx Energy Co.* ............................           2,000          50,875
   Sun Company, Inc. ...........................          12,100         483,244
   Tosco Corp. .................................          19,705         731,548
   Total SA ....................................           9,900         547,594
   Ultramar Diamond Shamrock
     Corp ......................................           7,845         279,968
                                                                      ----------
                                                                       4,041,451
                                                                      ----------
PAPER & FOREST PRODUCTS--0.9%
   Caraustar Industries, Inc. ..................           2,297          77,524
   Fort James Corp. ............................           8,000         363,000
                                                                      ----------
                                                                         440,524
                                                                      ----------
REAL ESTATE--2.2%
   American General Hospitality Corp. ..........           7,535         203,445
   Equity Inns, Inc. ...........................           6,400         101,600
   Equity Residential Properties Trust .........           3,362         161,166
   Highwoods Properties, Inc. ..................           2,310          80,417
   Mid-America Apartment
     Communities, Inc. .........................           6,220         176,104
   Prentiss Properties Trust ...................           5,440         145,180
   RFS Hotel Investors, Inc. ...................           7,940         143,913
                                                                      ----------
                                                                       1,011,825
                                                                      ----------


                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
RETAIL TRADE--6.5%
   J. C. Penney Co., Inc. ....................             12,500     $  883,594
   Toys 'R' Us, Inc.* ........................             41,700      1,094,625
   Woolworth Corp.* ..........................             43,800      1,040,250
                                                                     -----------
                                                                       3,018,469
                                                                     -----------
SAVINGS & LOAN ASSOCIATIONS--1.8%
   Republic New York Corp. ...................              6,900        834,900
                                                                     -----------
STEEL--2.3%
   British Steel plc .........................             42,700      1,054,156
                                                                     -----------
TELECOMMUNICATIONS--6.0%
   AT&T Corp. ................................              8,000        487,000
   Chris-Craft Industries* ...................             11,136        621,528
   MCI Communications Corp. ..................             18,400        879,750
   Tele Danmark A/S ..........................             24,500        799,313
                                                                     -----------
                                                                       2,787,591
                                                                     -----------
TEXTILES & APPAREL--4.5%
   Harcourt General, Inc. ....................             22,000      1,188,000
   Liz Claiborne, Inc. .......................              6,600        330,000
   Mercantile Stores Co., Inc. ...............              1,475         97,073
   Reebok International, Ltd.* ...............              8,700        271,331
   Warnaco Group, Inc. .......................              4,900        181,913
                                                                     -----------
                                                                       2,068,317
                                                                     -----------
TOBACCO--3.4%
   Philip Morris Companies, Inc. .............             19,900        864,407
   RJR Nabisco Holdings Corp. ................             20,600        711,988
                                                                     -----------
                                                                       1,576,395
                                                                     -----------
TOYS--1.0%
   Hasbro, Inc. ..............................             12,352        448,532
                                                                     -----------
UTILITIES--2.2%
   Long Island Lighting Co. ..................             33,000      1,023,000
                                                                     -----------
     TOTAL COMMON STOCK
       (Cost $41,394,543) ....................                        45,005,657
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                    PAR
                                                   (000)           VALUE
                                                   ------       -----------
SHORT-TERM INVESTMENT--2.3%
   Smith Barney Cash Reserve
     03/02/98 ..............................       $1,056       $ 1,055,677
                                                                -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $1,055,677) ...................                      1,055,677
                                                                -----------
TOTAL INVESTMENTS--99.6%
   (Cost $42,450,220) ......................                     46,061,334
                                                                -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% ....................                        187,584
                                                                -----------
NET ASSETS--100.0% .........................                    $46,248,918
                                                                ===========
* Non-income producing

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
COMMON STOCK--99.8%
AEROSPACE/DEFENSE--3.6%
   Coltec Industries, Inc.* ......................         32,400     $  844,646
   Litton Industries, Inc.* ......................         15,656        974,586
                                                                      ----------
                                                                       1,819,232
                                                                      ----------
AIR TRANSPORT--2.1%
   America West Airlines, Inc.* ..................         10,100        250,606
   Gulfstream Aerospace Corp.* ...................         19,323        782,581
   Midwest Express Holdings, Inc.* ...............            200          9,725
                                                                      ----------
                                                                       1,042,912
                                                                      ----------
AUTOMOBILE/TRUCK PARTS & EQUIPMENT--6.8%
   Dana Corp. ....................................         24,000      1,309,500
   Federal-Mogul Corp. ...........................         38,733      1,900,338
   Lear Corp.* ...................................          3,600        190,350
                                                                      ----------
                                                                       3,400,188
                                                                      ----------
AUTOMOBILE-MANUFACTURING--0.9%
   Mark IV Industries, Inc. ......................         19,200        446,400
                                                                      ----------
BUILDING PRODUCTS--2.6%
   Clayton Homes, Inc. ...........................         41,600        826,800
   Dal-Tile International, Inc.* .................         21,990        248,762
   HomeBase, Inc.* ...............................         35,011        245,077
                                                                      ----------
                                                                       1,320,639
                                                                      ----------
CHEMICALS--2.3%
   Agrium, Inc. ..................................         38,761        516,006
   Union Carbide Corp. ...........................         14,000        650,125
                                                                      ----------
                                                                       1,166,131
                                                                      ----------
COMMERCIAL BANKS--2.5%
   Compass Bancshares, Inc. ......................          9,000        414,000
   First Virginia Banks, Inc. ....................         16,994        860,321
                                                                      ----------
                                                                       1,274,321
                                                                      ----------



                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
COMPUTERS--3.7%
   NCR Corp.* ..................................           11,400     $  357,675
   Quantum Corp.* ..............................           12,900        324,112
   Seagate Technology, Inc.* ...................           28,800        700,200
   Silicon Graphics, Inc.* .....................           32,000        482,000
                                                                      ----------
                                                                       1,863,987
                                                                      ----------
CONSUMER DURABLES--3.7%
   Whirlpool Corp. .............................           27,600      1,844,025
                                                                      ----------
CONSUMER PRODUCTS & SERVICES--3.4%
   Black & Decker Corp. ........................           23,300      1,173,737
   Sherwin-Williams Co. ........................           15,700        519,766
                                                                      ----------
                                                                       1,693,503
                                                                      ----------
CONTAINERS--0.9%
   Stone Container Corp.* ......................           41,200        463,500
                                                                      ----------
DISTRIBUTION--0.4%
   Unisource Worldwide, Inc. ...................           13,600        185,300
                                                                      ----------
DIVERSIFIED--2.2%
   Aeroquip-Vickers, Inc. ......................           10,100        586,431
   Viad Corp. ..................................           21,930        530,432
                                                                      ----------
                                                                       1,116,863
                                                                      ----------
ELECTRONICS--2.1%
   Tektronix, Inc. .............................           10,100        450,712
   Teradyne, Inc.* .............................           12,600        594,562
                                                                      ----------
                                                                       1,045,274
                                                                      ----------
ENERGY--3.0%
   DTE Energy Co. ..............................           13,600        499,800
   Illinova Corp. ..............................           36,100      1,001,775
                                                                      ----------
                                                                       1,501,575
                                                                      ----------
ENGINEERING & CONSTRUCTION--0.8%
   Fluor Corp. ...............................            8,500          400,031
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
ENTERTAINMENT--0.9%
   Brunswick Corp. .............................          14,300      $  454,025
                                                                      ----------
FERTILIZERS--2.2%
   IMC Global, Inc. ............................          29,200       1,115,075
                                                                      ----------
FINANCIAL SERVICES--1.5%
   Ambac Financial Group, Inc. .................          14,000         745,500
                                                                      ----------
FOOD & BEVERAGE--1.1%
   International Home Foods, Inc.* .............          20,600         553,625
                                                                      ----------
HEALTHCARE--3.7%
   Apria Healthcare Group, Inc.* ...............           2,000          27,250
   Mariner Health Group, Inc.* .................          37,200         564,975
   NovaCare, Inc.* .............................          32,500         455,000
   Quorum Health Group, Inc.* ..................           6,800         188,487
   Trigon Healthcare, Inc.* ....................          19,208         595,448
                                                                      ----------
                                                                       1,831,160
                                                                      ----------
INSURANCE--6.1%
   Allmerica Financial Corp. ...................          34,300       2,109,450
   Everest Reinsurance Holdings, Inc. ..........          25,392         936,330
                                                                      ----------
                                                                       3,045,780
                                                                      ----------
LUMBER & BUILDING SUPPLIES--2.0%
   Louisiana-Pacific Corp. .....................          45,765       1,003,970
                                                                      ----------
METALS & MINING--2.5%
   Trinity Industries, Inc. ....................          24,500       1,231,125
                                                                      ----------
OIL SERVICES--2.9%
   Sun Company, Inc. ...........................          14,300         571,106
   Tosco Corp. .................................           7,022         260,692
   Valero Energy ...............................          17,909         635,769
                                                                      ----------
                                                                       1,467,567
                                                                      ----------
PAPER & FOREST PRODUCTS--2.0%
   Caraustar Industries, Inc. ..................          13,400         452,250
   Rock-Tenn Co. ...............................          28,900         547,294
                                                                      ----------
                                                                         999,544
                                                                      ----------



                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
PHARMACEUTICALS--2.2%
   IVAX Corp.* .................................          63,800      $  538,313
   Mylan Laboratories, Inc. ....................          26,700         544,013
                                                                      ----------
                                                                       1,082,326
                                                                      ----------
PUBLISHING & INFORMATION SERVICES--2.6%
   Big Flower Holdings, Inc.* ..................           9,520         255,850
   Bowne & Co., Inc. ...........................           1,500          63,563
   Valassis Communications, Inc.* ..............          25,200         960,750
                                                                      ----------
                                                                       1,280,163
                                                                      ----------
REAL ESTATE--2.7%
   AMB Property Corp.* .........................          24,000         564,000
   Apartment Investment &
     Management Co., Class A ...................           7,000         255,063
   Prime Group Realty Trust ....................          25,500         522,750
                                                                      ----------
                                                                       1,341,813
                                                                      ----------
RETAIL APPAREL--0.7%
   Burlington Coat Factory
     Warehouse .................................          24,289         368,889
                                                                      ----------
RETAIL-DEPARTMENT STORE--2.6%
   Harcourt General, Inc. ......................          16,400         885,600
   Mercantile Stores Co., Inc. .................           6,283         413,500
                                                                      ----------
                                                                       1,299,100
                                                                      ----------
RETAIL-DISCOUNT--7.4%
   BJ's Wholesale Club, Inc.* ..................          47,311       1,602,660
   ShopKo Stores, Inc.* ........................          20,594         541,880
   Woolworth Corp.* ............................          66,937       1,589,754
                                                                      ----------
                                                                       3,734,294
                                                                      ----------
SAVINGS & LOAN ASSOCIATIONS--4.0%
   Commercial Federal Corp. ....................          33,214       1,174,945
   Long Island Bancorp, Inc. ...................          13,700         824,569
                                                                      ----------
                                                                       1,999,514
                                                                      ----------
SECURITY SERVICES--1.9%
   Pittston Brink's Group ......................          25,170         972,191
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
SHIPBUILDING--1.0%
   Newport News Shipbuilding, Inc. ...........             18,000     $  490,500
                                                                      ----------
STEEL--1.0%
   AK Steel Holding Corp. ....................             27,500        513,906
                                                                      ----------
TEXTILES & APPAREL--5.8%
   Burlington Industries, Inc.* ..............             35,100        581,344
   Fruit of the Loom, Inc.* ..................             35,500      1,140,438
   Liz Claiborne, Inc. .......................              1,800         90,000
   Reebok International Ltd.* ................             17,200        536,425
   Warnaco Group, Inc. .......................             14,500        538,313
                                                                      ----------
                                                                       2,886,520
                                                                      ----------
TOYS--1.1%
   Hasbro, Inc. ..............................             14,851        539,277
                                                                      ----------
TRANSPORTATION--0.9%
   CNF Transportation, Inc. ..................             12,200        477,325
                                                                      ----------
     TOTAL COMMON STOCK
       (Cost $47,016,741) ....................                        50,017,070
                                                                      ----------


                                                            PAR
                                                           (000)        VALUE
                                                           ------     ----------
REPURCHASE AGREEMENT--6.0%
   PNC Capital Markets
     (Agreement dated 02/27/98 to be
     repurchased at $3,001,337,
     collateralized by $3,015,000
     U.S. Treasury Note 5.50% due
     01/31/03. Market Value of
     collateral is $3,010,628)
     5.35%, 03/02/98 ........................              $3,000   $ 3,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENT
       (Cost $3,000,000) ....................                         3,000,000
                                                                    ------------
SHORT-TERM INVESTMENT--1.1%
   Smith Barney Cash Reserve
     03/02/98 ...............................                 547       547,128
                                                                    ------------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $547,128) ......................                           547,128
                                                                    ------------
TOTAL INVESTMENTS--106.8%
   (Cost $50,563,869) .......................                        53,564,198
                                                                    ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(6.8%) .....................                        (3,433,097)
                                                                    ------------
NET ASSETS--100.0% ..........................                       $50,131,101
                                                                    ===========
* Non-income producing

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                                    BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
PREFERRED STOCK--5.3%
FINANCIAL SERVICES--3.7%
   Crescent Real Estate ...........................        10,100     $ 249,975
   Equity Residential Properties ..................         8,000       200,000
                                                                      ---------
                                                                        449,975
                                                                      ---------
INDUSTRIAL GOODS & MATERIALS--1.6%
   Amcor Ltd. (Australia) .........................         4,000       193,000
                                                                      ---------
     TOTAL PREFERRED STOCK
       (Cost $647,980) ............................                     642,975
                                                                      ---------
                                                            PAR
                                                           (000)
                                                           -----
CORPORATE BONDS--30.7%
BANKS AND SAVINGS & LOANS--5.2%
   BB&T Corp. Subordinated Notes
     (A3, BBB+)
     7.250% 06/15/07 ..............................          $150       158,250
   Old Kent Financial Corp.
     Subordinated Notes (Baa1, A-)
     6.625% 11/15/05 ..............................           110       111,100
   Riggs National Corp. Debentures
     (Ba1, BB-)
     9.650% 06/15/09 ..............................           120       143,550
   Sovereign Bancorp Subordinated
     Notes (N/R, BB+)
     8.000% 03/15/03 ..............................           100       104,125
   Sovereign Capital Trust I Company
     Guarantee Notes (N/A, N/A)
     9.000% 04/01/27 ..............................           100       111,750
                                                                      ---------
                                                                        628,775
                                                                      ---------
ELECTRIC UTILITIES--4.5%
   CMS Energy Corp. Senior Notes
     (Ba3, BB)
     7.375% 11/15/00 ..............................           125       126,063
   Consumers Energy Company
     (Baa3, BBB+)
     6.375% 09/15/03 ..............................           200       198,250
   Ohio Edison (Baa2, BBB-)
     8.250% 04/01/02 ..............................           210       223,912
                                                                      ---------
                                                                        548,225
                                                                      ---------


                                                              PAR
                                                             (000)      VALUE
                                                             ------   ----------
FINANCIAL SERVICES--6.4%
   Bank Boston NA Subordinated
     Notes (A2, A-)
     7.375% 09/15/06 ...............................          $120      $127,500
   Donaldson, Lufkin & Jenrette
     Senior Notes (A3, A-)
     6.875% 11/01/05 ...............................           100       102,875
   Equitable Companies, Inc.
     Senior Notes (A2, A)
     9.000% 12/15/04 ...............................            80        91,300
   Ford Motor Credit Corp. Senior
     Unsubordinated Notes (A1, A)
     7.200% 06/15/07 ...............................           100       106,625
   Lehman Brothers, Inc. Senior
     Subordinated Notes (Baa1, A)
     7.625% 06/01/06 ...............................           125       134,219
   Travelers Capital III Company
     Guarantee Notes (aa3, A+)
     7.625% 12/01/36 ...............................           100       108,021
   Zions Institutional Capital Trust Co.
     Guarantee Notes, Series A (a3, BBB-)
     8.536% 12/15/26 ...............................           100       109,125
                                                                        --------
                                                                         779,665
                                                                        --------
GOVERNMENT BONDS--1.8%
   Hydro-Quebec Government Guarantee
     Notes (A2, A+)
     8.625% 06/15/29 ...............................           100       120,750
   Panama (Republic Of) Notes (Ba1, BB+)
     7.875% 02/13/02 ...............................           100       100,375
                                                                        --------
                                                                         221,125
                                                                        --------
INDUSTRIAL GOODS & MATERIALS--12.8%
   Advanced Micro Devices, Inc.
     Senior Notes (Ba1, BB-)
     11.000% 08/01/03 ..............................            35        37,887
   Agco Corp. Senior Subordinated
     Notes (Ba1, BB+)
     8.500% 03/15/06 ...............................            20        20,825
   HMT Technology Corp. Subordinated
     Notes (B3, B-)
     5.750% 01/15/04 ...............................           300       243,375

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                                    BOND FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


                                                            PAR
                                                           (000)        VALUE
                                                           ------     ----------
INDUSTRIAL GOODS & MATERIALS--(CONTINUED)
Lenfest Communications, Inc.
  Senior Notes (Ba3, BB+)
  8.375% 11/01/05 ..............................            $100      $  104,000
News America Holdings Debentures
  (Baa3, BBB-)
  7.700% 10/30/25 ..............................              50          52,625
Northrop-Gruman Corp. Notes
  (Baa3, BBB-)
  7.000% 03/01/06 ..............................             115         119,456
Philip Morris Co., Inc. Notes (A2, A)
  6.800% 12/01/03 ..............................             150         153,000
Southdown, Inc. Senior Subordinated
  Notes, Series B (Ba2, BB-)
  10.000% 03/01/06 .............................             100         111,250
TCI Communications, Inc.
  Senior Notes (Ba1, BBB-)
  8.650% 09/15/04 ..............................              50          55,000
Tele-Communications, Inc.
  Debentures (Ba1, BBB-)
  9.800% 02/01/12 ..............................             125         156,094
Tenet Healthcare Corp.
  Senior Notes (Ba1, BB)
  8.625% 12/01/03 ..............................             100         106,372
TKR Cable, Inc. Debentures
  (Ba3, BBB-)
  10.500% 10/30/07 .............................              25          27,719
USG Corp. Senior Notes (Ba1, BBB)
  9.250% 09/15/01 ..............................             105         114,187
Westpoint Stevens, Inc.
  Senior Notes (Ba3, BB-)
  8.750% 12/15/01 ..............................             125         131,250
Whole Foods Market Inc. 144A
  Subordinated Debentures (B2, BB-)
  0.000% 03/02/18 ..............................             335         129,603
                                                                      ----------
                                                                       1,562,643
                                                                      ----------
  TOTAL CORPORATE BONDS
    (Cost $3,752,693) ..........................                       3,740,433
                                                                      ----------


                                                              PAR
                                                             (000)      VALUE
                                                             ------   ----------
AGENCY OBLIGATIONS--46.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION--17.9%
   FNMA 251197
     7.500% 09/01/12 ...............................          $392    $  403,572
   FNMA 281054
     6.500% 04/01/24 ...............................           446       442,125
   FMNA 190945
     6.000% 05/01/24 ...............................           440       426,841
   FNMA 411518
     7.500% 10/01/27 ...............................           494       507,660
   FNMA 251499
     7.000% 02/01/28 ...............................           394       398,806
                                                                      ----------
                                                                       2,179,004
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--28.2%
   GNMA 354662
     6.500% 09/15/08 ...............................           136       136,921
   GNMA 780303
     6.500% 02/15/09 ...............................           357       360,439
   GNMA 376528
     7.000% 05/15/09 ...............................           303       310,080
   GNMA 433435
     6.500% 02/15/12 ...............................           377       380,208
   GNMA 454925
     7.000% 12/15/12 ...............................           444       453,986
   GNMA 780687
     8.000% 12/15/12 ...............................           391       407,122
   GNMA 407234
     6.500% 01/15/13 ...............................           100       100,782
   GNMA 449474
     7.500% 09/15/27 ...............................           116       118,835
   GNMA 451439
     7.500% 09/15/27 ...............................           497       510,796
   GNMA 453892
     7.500% 11/15/27 ...............................           252       259,129
   GNMA 372475
     7.000% 01/15/28 ...............................           396       400,119
                                                                      ----------
                                                                       3,438,417
                                                                      ----------
     TOTAL AGENCY OBLIGATIONS
       (Cost $5,604,254) ...........................                   5,617,421
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                                    BOND FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)


                                                              PAR
                                                             (000)      VALUE
                                                             ------   ----------
ASSET BACKED SECURITIES--2.2%
   California Infrastructure SCE-1,
     Series 1997-1, Class A6
     6.380% 09/25/08 .........................               $200     $  203,125
   MBNA Master Credit Card Trust,
     Series 1995-C, Class A
     6.450% 02/15/08 .........................                 60         61,251
                                                                      ----------
     TOTAL ASSET BACKED SECURITIES
       (Cost $263,283) .......................                           264,376
                                                                      ----------
U.S. TREASURY OBLIGATIONS--12.8%
U.S. TREASURY BONDS--10.5%
   U.S. Treasury Bonds
     7.250% 05/15/16 .........................                400        455,832
     7.125% 02/15/23 .........................                715        817,345
                                                                      ----------
                                                                       1,273,177
                                                                      ----------
U.S. TREASURY NOTES--2.3%
   U.S. Treasury Notes
     5.750% 10/31/00 .........................                190        190,771
     7.875% 11/15/04 .........................                 50         56,041
     6.875% 05/15/06 .........................                 35         37,613
                                                                      ----------
                                                                         284,425
                                                                      ----------
     TOTAL U.S. TREASURY
       OBLIGATIONS
       (Cost $1,551,695) .....................                         1,557,602
                                                                      ----------



                                                           PAR
                                                          (000)         VALUE
                                                          ------     -----------
VARIABLE RATE OBLIGATIONS--1.7%
   Republic of Venezuela Debentures,
     Series DL (Ba2, B+)
     6.813% 12/18/07 .........................             $238      $   211,321
                                                                     -----------
     TOTAL VARIABLE RATE
       OBLIGATIONS
       (Cost $214,529) .......................                           211,321
                                                                     -----------
SHORT-TERM INVESTMENT--1.2%
   Smith Barney Cash Reserve
     03/02/98 ................................              146          145,641
                                                                     -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $145,641) .......................                           145,641
                                                                     -----------
TOTAL INVESTMENTS--100.0%
   (Cost $12,180,075) ........................                        12,179,769
                                                                     -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.0% ......................                               618
                                                                     -----------
NET ASSETS--100.0% ...........................                       $12,180,387
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                                                 LARGE CAP          MID CAP
                                                                                 VALUE FUND        VALUE FUND         BOND FUND
                                                                                 -----------       -----------       -----------
Assets
   Investments, at value (cost - $42,450,220, 50,563,869 and
     $12,180,075, respectively) ..........................................       $46,061,334       $53,564,198       $12,179,769
   Receivable for investments sold .......................................           667,343           918,381                --
   Receivable for Fund shares sold .......................................           505,516            43,371                --
   Receivable from investment advisor ....................................                --             5,124            15,089
   Receivable Other ......................................................                --            51,507                --
   Dividends and interest receivable .....................................            74,719            50,099           131,810
                                                                                 -----------       -----------       -----------
     Total assets ........................................................        47,308,912        54,632,680        12,326,668
                                                                                 -----------       -----------       -----------
LIABILITIES
   Payable for investments purchased .....................................         1,015,319         4,447,132           124,764
   Accrued expenses and other liabilities ................................            44,675            54,447            21,517
                                                                                 -----------       -----------       -----------
     Total liabilities ...................................................         1,059,994         4,501,579           146,281
                                                                                 -----------       -----------       -----------
NET ASSETS
   Capital stock, $0.001 par value .......................................             3,547             4,019             1,208
   Paid-in capital .......................................................        41,906,180        46,498,105        12,099,078
   Undistributed net investment income ...................................            61,484            42,448             3,964
   Accumulated net realized gain from investments ........................           666,593           586,200            76,443
   Net unrealized appreciation/(depreciation) on investments .............         3,611,114         3,000,329              (306)
                                                                                 -----------       -----------       -----------
     Net assets ..........................................................       $46,248,918       $50,131,101       $12,180,387
                                                                                 ===========       ===========       ===========
INSTITUTIONAL CLASS
   Net assets ............................................................       $45,411,789       $48,682,908       $12,175,308
                                                                                 -----------       -----------       -----------
   Shares outstanding ....................................................         3,482,864         3,902,586         1,208,060
                                                                                 -----------       -----------       -----------
   Net asset value, offering and redemption price per share ..............            $13.04            $12.47            $10.08
                                                                                 ===========       ===========       ===========
INVESTOR CLASS
   Net assets ............................................................          $837,129        $1,448,193            $5,079
                                                                                 -----------       -----------       -----------
   Shares outstanding ....................................................            63,481           116,888               504
                                                                                 -----------       -----------       -----------
   Net asset value, offering and redemption price per share ..............            $13.19            $12.39            $10.08
                                                                                 ===========       ===========       ===========


    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
                                   (UNAUDITED)


                                                                              LARGE CAP           MID CAP
                                                                             VALUE FUND          VALUE FUND         BOND FUND*
                                                                            ------------        ------------       -----------
INVESTMENT INCOME
   Dividends ........................................................        $  298,116          $   81,296         $     --
   Interest .........................................................            52,851              38,208          115,429
                                                                             ----------          ----------         --------
                                                                                350,967             119,504          115,429
                                                                             ----------          ----------         --------
EXPENSES
   Advisory fees ....................................................           126,278              52,735            7,452
   Transfer agent fees and expenses .................................            39,241              37,331           12,190
   Administration fees ..............................................            37,500              37,500           12,903
   Administrative service fees ......................................            24,677               9,810            2,793
   Custodian fees and expenses ......................................            19,117              13,192              750
   Printing .........................................................            17,055              14,023            3,141
   Federal and state registration fees ..............................            10,224              11,824            6,577
   Audit and legal fees .............................................             6,012               2,306              683
   Other ............................................................             2,324               1,824            1,477
   Distribution fees ................................................               970               1,229                2
   Insurance ........................................................               407                 258              126
   Directors ........................................................               329                 293              126
                                                                             ----------          ----------         --------
     Total expenses before waivers and reimbursements ...............           278,134             182,325           48,220
     Less: waivers and reimbursements ...............................          (115,375)           (111,520)         (37,041)
                                                                             ----------          ----------         --------
     Total expenses after waivers and reimbursements ................           168,759              70,805           11,179
                                                                             ----------          ----------         --------
   Net investment income ............................................           182,208              48,699          104,250
                                                                             ----------          ----------         --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments ...............................         1,187,561             660,220           76,443
   Net change in unrealized appreciation/(depreciation)
     on investments .................................................         2,074,396           2,946,887             (306)
                                                                             ----------          ----------         --------
   Net realized and unrealized gain from investments ................         3,261,957           3,607,107           76,137
                                                                             ----------          ----------         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................        $3,444,165          $3,655,806         $180,387
                                                                             ==========          ==========         ========

----------
**Commenced operations on December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS


                                                 LARGE CAP VALUE FUND                   MID CAP VALUE FUND            BOND FUND
                                         -----------------------------------  ----------------------------------  -----------------
                                                                                                                   FOR THE PERIOD
                                            FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD  DECEMBER 31, 1997*
                                            MONTHS ENDED    JANUARY 2, 1997*     MONTHS ENDED      JUNE 2, 1997*        THROUGH
                                         FEBRUARY 28, 1998       THROUGH      FEBRUARY 28, 1998      THROUGH      FEBRUARY 28, 1998
                                            (UNAUDITED)     AUGUST 31, 1997       (UNAUDITED)    AUGUST 31, 1997     (UNAUDITED)
                                         -----------------  ----------------  -----------------  ---------------  ------------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income ................  $   182,208         $   100,151        $    48,699        $    4,850       $   104,250
   Net realized gain from investments ...    1,187,561           1,072,821            660,220            37,984            76,443
   Net change in unrealized appreciation/
     (depreciation) on investments ......    2,074,396           1,536,718          2,946,887            53,442              (306)
                                           -----------         -----------        -----------        ----------       -----------
   Net increase in net assets resulting
     from operations ....................    3,444,165           2,709,690          3,655,806            96,276           180,387
                                           -----------         -----------        -----------        ----------       -----------
LESS DIVIDEND AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income
     Institutional shares ...............     (216,811)                 --            (10,109)               --          (100,247)
   Net investment income
     Investor shares ....................       (4,064)                 --               (992)               --               (39)
   Net realized capital gains
     Institutional shares ...............   (1,561,759)                 --            (92,752)               --               --
   Net realized capital gains
     Investor shares ....................      (32,030)                 --            (19,252)               --                --
                                           -----------         -----------        -----------        ----------       -----------
   Total dividends and distributions to
     shareholders .......................   (1,814,664)                 --           (123,105)               --          (100,286)
                                           -----------         -----------        -----------        ----------       -----------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS ...........   19,333,882          22,575,845         42,250,307         4,251,818        12,100,286
                                           -----------         -----------        -----------        ----------       -----------
   Total increase in net assets .........   20,963,383          25,285,535         45,783,008         4,348,094        12,180,387
NET ASSETS
   Beginning of period ..................   25,285,535                  --          4,348,094                --                --
                                           -----------         -----------        -----------        ----------       -----------
   End of period ........................  $46,248,918         $25,285,535        $50,131,101        $4,348,094       $12,180,387
                                           ===========         ===========        ===========        ==========       ===========

----------
* Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other suppemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                   LARGE CAP VALUE FUND
                                                     ---------------------------------------------------------------------------
                                                          FOR THE                               FOR THE
                                                        SIX MONTHS       FOR THE PERIOD        SIX MONTHS        FOR THE PERIOD
                                                           ENDED         JANUARY 2, 1997*         ENDED         JANUARY 16, 1997*
                                                     FEBRUARY 28, 1998       THROUGH        FEBRUARY 28, 1998       THROUGH
                                                        (UNAUDITED)      AUGUST 31, 1997       (UNAUDITED)       AUGUST 31, 1997
                                                     -----------------   ---------------    -----------------   ----------------
                                                       INSTITUTIONAL      INSTITUTIONAL         INVESTOR            INVESTOR
                                                          CLASS               CLASS               CLASS               CLASS
                                                     -----------------   ---------------    -----------------   ----------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..................   $ 12.46            $ 10.00             $ 12.45            $ 10.20
                                                          -------            -------             -------            -------
Net investment income(1) ..............................      0.05               0.05                0.05               0.02
Net realized and unrealized gain on investments(2) ....      1.22               2.41                1.23               2.23
                                                          -------            -------             -------            -------
Net increase in net assets resulting from operations ..      1.27               2.46                1.28               2.25
                                                          -------            -------             -------            -------
Dividends to shareholders from:
Net investment income .................................     (0.08)                --               (0.06)                --
Gain/(loss) in investments ............................     (0.61)                --               (0.48)                --
                                                          -------            -------             -------            -------
Net asset value, end of period ........................   $ 13.04            $ 12.46             $ 13.19            $ 12.45
                                                          =======            =======             =======            =======
Total investment return(3) ............................      5.16%             24.60%               5.18%             22.06%
                                                          =======            =======             =======            =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............   $45,412            $24,603                $837               $683
Ratio of expenses to average net assets***(1)(4) ......      1.00%              1.00%               1.10%              1.11%
Ratio of net investment income to average
   net assets(1)(6) ...................................      1.08%              1.19%               0.97%              0.91%
Portfolio turnover rate(7) ............................     44.56%             67.16%              44.56%             67.16%
Average commission rate per share(5) ..................   $0.0480            $0.0397             $0.0480            $0.0397

------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       MID CAP VALUE FUND
                                                     -----------------------------------------------------------------------------
                                                          FOR THE                               FOR THE
                                                         SIX MONTHS       FOR THE PERIOD       SIX MONTHS        FOR THE PERIOD
                                                           ENDED           JUNE 2, 1997*         ENDED            JUNE 2, 1997*
                                                     FEBRUARY 28, 1998        THROUGH       FEBRUARY 28, 1998        THROUGH
                                                        (UNAUDITED)       AUGUST 31, 1997      (UNAUDITED)       AUGUST 31, 1997
                                                     -----------------    ---------------   -----------------    ---------------
                                                      INSTITUTIONAL        INSTITUTIONAL         INVESTOR            INVESTOR
                                                          CLASS                CLASS               CLASS               CLASS
                                                     -----------------    ---------------   -----------------    ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..................    $ 11.01             $ 10.00            $ 11.01             $ 10.00
                                                           -------             -------            -------             -------
Net investment income(1) ..............................       0.01                0.01               0.01                0.01
Net realized and unrealized gain on investments(2) ....       1.60                1.00               1.59                1.00
                                                           -------             -------            -------             -------
Net increase in net assets resulting from operations ..       1.61                1.01               1.60                1.01
                                                           -------             -------            -------             -------
Dividends to shareholders from:
Net investment income .................................      (0.01)                 --              (0.01)                 --
Gain/(loss) in investments ............................      (0.14)                 --              (0.21)                 --
                                                           -------             -------            -------             -------
Net asset value, end of period ........................    $ 12.47             $ 11.01            $ 12.39             $ 11.01
                                                           =======             =======            =======             =======
Total investment return(3) ............................       9.00%              10.10%              9.07%              10.10%
                                                           =======             =======            =======             =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............    $48,683             $ 3,750            $ 1,448             $   598
Ratio of expenses to average net assets***(1)(4) ......       1.00%               1.00%              1.09%               1.10%
Ratio of net investment income to average
   net assets(1)(6) ...................................       0.72%               1.08%              0.32%               0.61%
Portfolio turnover rate(7) ............................      68.71%              21.80%             68.71%              21.80%
Average commission rate per share(5) ..................    $0.0414             $0.0348            $0.0414             $0.0348

                                                                          BOND FUND
                                                        ---------------------------------------
                                                         FOR THE PERIOD        FOR THE PERIOD
                                                        DECEMBER 30, 1997*    DECEMBER 30, 1997*
                                                              THROUGH              THROUGH
                                                         FEBRUARY 28, 1998    FEBRUARY 28, 1998
                                                            (UNAUDITED)           (UNAUDITED)
                                                        ------------------    -----------------
                                                           INSTITUTIONAL           INVESTOR
                                                               CLASS                 CLASS
                                                        ------------------    -----------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ..................         $ 10.00              $ 10.00
                                                                -------              -------
Net investment income(1) ..............................            0.09                 0.09
Net realized and unrealized gain on investments(2) ....            0.07                 0.07
                                                                -------              -------
Net increase in net assets resulting from operations ..            0.16                 0.16
                                                                -------              -------
Dividends to shareholders from:
Net investment income .................................           (0.08)               (0.08)
Gain/(loss) in investments ............................              --                  --
                                                                -------              -------
Net asset value, end of period ........................         $ 10.08              $ 10.08
                                                                =======              =======
Total investment return(3) ............................            1.54%                1.48%
                                                                =======              =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............         $12,175              $     5
Ratio of expenses to average net assets***(1)(4) ......            0.60%                0.83%
Ratio of net investment income to average
   net assets(1)(6) ...................................            5.60%                5.32%
Portfolio turnover rate(7) ............................           21.40%               21.40%
Average commission rate per share(5) ..................         $0.0600              $0.0600

(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the periods ended February 28, 1998 and August 31, 1997, respectively, would have been 1.65% and 2.64% for the Large Cap Value Fund Institutional Class, 1.89% and 3.05% for the Large Cap Value Fund Investor Class, 2.58% and 12.37% for the Mid Cap Value Fund Institutional Class, 2.79% and 12.62% for the Mid Cap Value Fund Investor Class and 2.59% and 2.72%, respectively, for the Institutional Class and Investor Class of the Bond Fund for the period ended February 28, 1998.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.
(6) Annualized.
(7) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has twenty-three investment portfolios, including Boston Partners Large Cap Value Fund ("Large Cap Value Fund"), Boston Partners Mid Cap Value Fund ( "Mid Cap Value Fund") and Boston Partners Bond Fund ("Bond Fund") (each a "Fund", collectively the "Funds"). As of the date hereof, the Large Cap Fund offers three clases of shares, Institutional class, Investor class and Advisor class. The Mid Cap Fund and the Bond Fund each offer two classes of shares, Institutional class and Investor class.

     RBB has authorized capital of thirty billion shares of common stock of which 14.03 billion are curently classified into eighty-three classes. Each class represents an interest in one of twenty-three investment portfolios of RBB. The classes have been grouped into fifteen separate "families," eight of which have begun investment operations, including the Large Cap Value Fund, which commenced investment operations on January 2, 1997, the Mid Cap Value Fund, which commenced operations on June 2, 1997, and the Bond Fund, which commenced investment operations on December 31, 1997.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. eastern time on each business day. The Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of the RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     REPURCHASE AGREEMENTS -- The Funds have agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds enter into repurchase agreements are banks and broker/dealers which Boston Partners Asset Management, L.P. (the Funds' investment adviser or "Boston Partners") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' net investment income (other than distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share actvity of the respective classes).

     DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is the Funds' intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, L.P. serves as the Funds' investment adviser. For its advisory services, Boston Partners is entitled to receive, 0.75% of the Large Cap Value Fund's average daily net assets, 0.80% of the Mid Cap Value Fund's average daily net assets, and 0.40% of the Bond Fund's average daily net assets, each computed daily and payable quarterly.

     The adviser has voluntarily agreed to limit the Large Cap Value Fund and the Mid Cap Value Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% of the Large Cap Value Fund and the Mid Cap Value Fund's average daily net assets. The adviser has voluntarily agreed to limit the Bond Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 0.60% of the Bond Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 28, 1998, (unless otherwise indicated) investment advisory fees, waivers and reimbursements of expenses were as follows:

                           GROSS                      NET
                         ADVISORY                   ADVISORY      EXPENSE FUND
FUND                       FEES        WAIVER         FEES        REIMBURSEMENT
----                     --------     --------      --------      -------------
Large Cap Value Fund     $126,278     $(60,631)      $65,647              --
Mid Cap Value Fund         52,735      (36,678)       16,057        $(30,520)
Bond Fund*                  7,452       (7,452)           --         (15,089)

* Commenced operations on December 31, 1997.

     The Funds will not pay Boston Partners at a later time for any amounts they may waive or any amounts which Boston Partners has assumed.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, serves as administrator for the Funds. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of the Funds' average daily net assets.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     For the six months ended February 28, 1998, (unless otherwise indicated) PFPC, at its discretion, voluntarily agreed to waive a portion of their administration fees for the Funds. For the six months ended February 28, 1998, (unless otherwise indicated) PFPC's administration fees and related waivers were as follows:

                             PFPC GROSS          PFPC            NET PFPC
FUND                     ADMINISTRATION FEES    WAIVERS     ADMINISTRATION FEES
----                     -------------------   ----------   -------------------
Large Cap Value Fund           $37,500         $(18,066)          $19,434
Mid Cap Value Fund              37,500          (18,391)           19,109
Bond Fund*                      12,903           (6,452)            6,451

* Commenced operations on December 31, 1997.

     In addition, PFPC serves as the Funds' transfer and disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Funds. For the six months ended February 28, 1998, (unless otherwise indicated) transfer agency fees and waivers were as follows:

                           GROSS TRANSFER                        NET TRANSFER
FUND                         AGENCY FEES          WAIVERS         AGENCY FEES
----                       --------------        --------        ------------
Large Cap Value Fund           $39,241           $(18,000)          $21,241
Mid Cap Value Fund              37,331            (18,000)           19,331
Bond Fund*                      12,190             (6,000)            6,190

* Commenced operations on December 31, 1997.

     Counsellors Funds Services, Inc. ("Counsellors"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, Counsellors is entitled to receive a monthly fee equal to an annual rate of 0.15% of the Funds' average daily net assets.

     For the six months ended February 28, 1998 (unless otherwise indicated), Counsellors has, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the six months ended February 28, 1998 (unless otherwise indicated), administrative services fees and waivers were as follows:

                               GROSS
                          ADMINISTRATIVE                  NET ADMINISTRATIVE
FUND                       SERVICE FEES       WAIVERS        SERVICE FEES
----                      --------------      --------    ------------------
Large Cap Value Fund          $24,677         $(18,097)          $6,580
Mid Cap Value Fund              9,810           (7,194)           2,616
Bond Fund*                      2,793           (2,048)             745

* Commenced operations on December 31, 1997.

     These fees are computed daily and paid monthly.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     In addition Counsellors serves as the Funds' distributor. Counsellors, at its discretion, voluntarily agreed to waive a portion of its distribution fees for the Funds. For the six months ended February 28, 1998 (unless otherwise noted), distribution fees and waivers were as follows:

                               GROSS                                 NET
FUND                     DISTRIBUTION FEES       WAIVERS      DISTRIBUTION FEES
----                     -----------------       -------      ------------------
Large Cap Value Fund           $  970              $(582)             $388
Mid Cap Value Fund              1,229               (737)              492
Bond Fund                           4                 (2)                2

3.   INVESTMENT IN SECURITIES

     For U.S. federal income tax purposes, the costs of securities owned at February 28, 1998 were $42,468,808, $50,576,188 and $12,180,075, respectively, for the Large Cap Value Fund, the Mid Cap Value Fund and the Bond Fund. Accordingly, the net unrealized appreciation/(depreciation) of investments are as follows:

                                                               NET APPRECIATION/
FUND                          APPRECIATION     DEPRECIATION     (DEPRECIATION)
----                          ------------     ------------    -----------------
Large Cap Value Fund            $4,103,238       $(510,712)        $3,542,526
Mid Cap Value Fund               3,313,029        (325,019)         2,988,010
Bond Fund                           42,499         (42,805)              (306)

     For the six months ended February 28, 1998 (unless othewise indicated), aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                           PURCHASES         SALES
----                          -----------     -----------
Large Cap Value Fund          $31,539,039     $14,893,327
Mid Cap Value Fund             53,284,703      10,973,999
Bond Fund*                     14,482,257       2,523,704

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)



4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 1998 the Funds each have 50,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                          LARGE CAP VALUE FUND
                   ---------------------------------------------------------------------------------------------------
                     FOR THE SIX MONTHS          FOR THE PERIOD        FOR THE SIX MONTHS          FOR THE PERIOD
                            ENDED               JANUARY 1, 1997*              ENDED               JANUARY 1, 1997*
                      FEBRUARY 28, 1998      THROUGH AUGUST 31, 1997    FEBRUARY 28, 1998      THROUGH AUGUST 31, 1997
                   -----------------------   -----------------------   ---------------------   -----------------------
                                  INSTITUTIONAL CLASS                                 INVESTOR CLASS
                   -------------------------------------------------   -----------------------------------------------
                     SHARES       VALUE        SHARES       VALUE        SHARES       VALUE       SHARES       VALUE
                   ---------   -----------   ---------   -----------   ---------   ---------   ----------    ---------
Sales ............ 1,069,766   $18,003,659   2,039,851   $22,696,509    18,931     $ 288,162      54,832     $645,780
Repurchases ......    (7,264)     (548,428)    (65,817)     (766,445)   (9,576)     (211,441)         --           --
Reinvestments ....   145,610     1,766,251          --            --     2,908        35,680          --           --
                   ---------   -----------   ---------   -----------    ------     ---------      ------     --------
Net Increase ..... 1,208,112   $19,221,481   1,974,034   $21,930,064    12,263     $ 112,401      54,832     $645,780
                   =========   ===========   =========   ===========    ======     =========      ======     ========

* Commencement of operations

                                                           MID CAP VALUE FUND
                   ---------------------------------------------------------------------------------------------------
                     FOR THE SIX MONTHS          FOR THE PERIOD        FOR THE SIX MONTHS          FOR THE PERIOD
                            ENDED               JANUARY 1, 1997*              ENDED                 JUNE 2, 1997*
                      FEBRUARY 28, 1998      THROUGH AUGUST 31, 1997    FEBRUARY 28, 1998      THROUGH AUGUST 31, 1997
                   -----------------------   -----------------------   ---------------------   -----------------------
                                  INSTITUTIONAL CLASS                                 INVESTOR CLASS
                   -------------------------------------------------   -----------------------------------------------
                     SHARES       VALUE        SHARES       VALUE        SHARES       VALUE       SHARES       VALUE
                   ---------   -----------   ---------   -----------   ---------   ---------   ----------    ---------
Sales ............ 3,580,678   $41,739,378     340,455   $ 3,678,511     80,073    $ 933,306      55,944     $591,595
Repurchases ......   (27,772)     (321,660)         --            --    (19,290)    (223,256)     (1,636)     (18,289)
Reinvestments ....     9,224       102,668          --            --     (1,797)     (19,870)         --           --
                   ---------   -----------   ---------   -----------    -------    ---------      ------     --------
Net Increase ..... 3,562,130   $41,520,386     340,455   $ 3,678,511     62,580    $ 729,920      54,308     $573,306
                   =========   ===========   =========   ===========    =======    =========      ======     ========

* Commencement of operations

                                                                                         BOND FUND
                                                                       -----------------------------------------------
                                                                         FOR THE PERIOD            FOR THE PERIOD
                                                                       DECEMBER 31, 1997*        DECEMBER 31, 1997*
                                                                             THROUGH                   THROUGH
                                                                        FEBRUARY 28, 1998         FEBRUARY 28, 1998
                                                                       ----------------------   -----------------------
                                                                        INSTITUTIONAL CLASS         INVESTOR CLASS
                                                                       ----------------------   -----------------------
                                                                        SHARES       VALUE        SHARES       VALUE
                                                                       ---------  -----------   ----------    --------
Sales .............................................................    1,198,110  $11,995,000       500        $5,000
Repurchases .......................................................           --           --        --            --
Reinvestments .....................................................        9,951      100,247         4            39
                                                                       ---------  -----------      ----        ------
Net Increase ......................................................    1,208,061  $12,095,247       504        $5,039
                                                                       =========  ===========      ====        ======

* Commencement of operations

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISOR
Boston Partners Asset Management, L.P.
One Financial Center, 43rd Floor
Boston, MA 02111

ADMINISTRATOR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
Counsellors Funds Services, Inc
466 Lexington Avenue
New York, NY 10017

CUSTODIAN
PNC Bank, N.A.
200 Stevens Drive
Lester, PA 19113

TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103

COUNSEL
Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107





The financial information included herein is taken from the records of each Fund without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in the Funds unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.